Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of business combinations and other significant transactions [Abstract]
Summary of fair values of identifiable assets and liabilities acquired

		$ million
	Provisional	Final
Assets
Property plant and equipment	885	929
Goodwill	409	707
Intangible assets	3,475	3,178
Investments in equity-accounted entities	917	883
Inventory	42	31
Trade and other receivables	67	47
Cash and cash equivalents	107	96
Liabilities
Trade and other payables	(1,032)	(1,145)
Finance debt	(1,044)	(1,044)
Deferred tax liabilities	(293)	(214)
Provisions	(16)	(21)
Non-controlling interest	(7)	(7)
Total consideration	3,510	3,440
Of which:
Cash	3,137	3,137
Fair value of previously held interest in Mavrix LLC	373	303